Cover	Dec. 09, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2022
Entity File Number	001-41124
Entity Registrant Name	CRYPTO 1 ACQUISITION CORP
Entity Central Index Key	0001870471
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1221 Brickell Avenue
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	347-5140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary share, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	DAOO
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share for $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share for $11.50 per share
Trading Symbol	DAOOW
Security Exchange Name	NASDAQ